Shareholder Fees	May 01, 2026
Class A | HAWAII MUNICIPAL BOND FUND | CLASS A SHARES
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	1.50%
HAWAII MUNICIPAL BOND FUND
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%